CONVERTIBLE NOTES (Details) $ / shares in Units, $ in Thousands, $ in Thousands				12 Months Ended
	Apr. 17, 2023 $ / shares	Nov. 08, 2022 CAD ($)	Nov. 08, 2022 USD ($)	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Jan. 01, 2023	Dec. 31, 2022 USD ($)
CONVERTIBLE NOTES
Ending balance				$ 53,624		$ 56,544
Transaction costs				821	$ 608
Additional amortization				$ 809
Aggregate gross proceeds		$ 67,200	$ 50,000
Maturity term		36 months	36 months
Converison price per unit | $ / shares					$ 5
Number of share per unit | shares				1			1
Number of share warrants per unit | shares				1			1
Number of shares per each share warrant | shares				1			1
Exercise price of warrants | $ / shares							$ 5.70
Warrants term				24 months			24 months
Fair value of inception				$ 77,700			$ 57,800
Difference between the transaction price and the fair value				10,500			7,800
Accrued interest				$ 6,863		829	5,084		$ 612
Shares issued for conversion debt (convertible bond) | shares				1,634,827	1,634,827
Share price per share | $ / shares	$ 4.55
Minimum
CONVERTIBLE NOTES
Borrowings variable interest rate		4.00%	4.00%					5.00%
Maximum
CONVERTIBLE NOTES
Borrowings variable interest rate		6.00%	6.00%					7.00%
Host (amortized cost)
CONVERTIBLE NOTES
Ending balance				$ 53,624
2022 - US$50 million convertible notes with Mitsui, Pallinghurst and Investissement Quebec
CONVERTIBLE NOTES
Issuance						66,383
Interest accretion				5,082		732
Fair value adjustment				(8,049)		(11,199)
Amortization				1,453		140
Foreign exchange				(1,406)		488
Ending balance				53,624		56,544	$ 50
2022 - US$50 million convertible notes with Mitsui, Pallinghurst and Investissement Quebec | Host (amortized cost)
CONVERTIBLE NOTES
Issuance						48,703
Interest accretion				5,082		732
Foreign exchange				(1,275)		382
Ending balance				53,624		49,817
2022 - US$50 million convertible notes with Mitsui, Pallinghurst and Investissement Quebec | Derivative
CONVERTIBLE NOTES
Issuance						20,453
Fair value adjustment				(8,049)		(11,199)
Foreign exchange				(163)		127
Ending balance				1,169		9,381
2022 - US$50 million convertible notes with Mitsui, Pallinghurst and Investissement Quebec | Deferred amount
CONVERTIBLE NOTES
Issuance						(2,773)
Amortization				1,453		140
Foreign exchange				32		(21)
Ending balance				$ (1,169)		$ (2,654)